UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (92.66%)
CONSUMER DISCRETIONARY – (17.30%)
Automobiles & Components – (1.57%)
Johnson Controls, Inc.	122,220	$4,762,913
Consumer Durables & Apparel – (0.23%)
Hunter Douglas N.V. (Netherlands)	16,499	713,326
Consumer Services – (1.48%)
Las Vegas Sands Corp.	87,160	4,504,429
Media – (2.12%)
Liberty Global PLC, LiLAC Class C *	10,909	413,233
Liberty Global PLC, Series C *	160,910	6,043,780
		6,457,013
Retailing – (11.90%)
Advance Auto Parts, Inc.	11,900	1,908,046
Amazon.com, Inc. *	35,656	21,166,828
CarMax, Inc. *	124,850	6,379,835
Liberty Interactive Corp., Liberty Ventures, Series A *	24,083	942,127
Liberty Interactive Corp., QVC Group, Series A *	60,624	1,530,756
Liberty TripAdvisor Holdings Inc., Series A *	12,958	287,149
Priceline Group Inc. *	3,105	4,002,221
		36,216,962
	Total Consumer Discretionary	52,654,643
CONSUMER STAPLES – (3.56%)
Food & Staples Retailing – (2.40%)
Costco Wholesale Corp.	46,440	7,318,015
Food, Beverage & Tobacco – (1.16%)
Heineken Holding N.V. (Netherlands)	45,221	3,528,919
	Total Consumer Staples	10,846,934
ENERGY – (8.39%)
Apache Corp.	232,810	11,363,456
Cabot Oil & Gas Corp.	213,770	4,854,717
Encana Corp. (Canada)	622,480	3,790,903
Occidental Petroleum Corp.	80,720	5,523,669
	Total Energy	25,532,745
FINANCIALS – (29.47%)
Banks – (10.55%)
Citizens Financial Group Inc.	143,510	3,006,535
JPMorgan Chase & Co.	200,008	11,844,474
Standard Chartered PLC (United Kingdom)*	275,058	1,866,817
Wells Fargo & Co.	318,164	15,386,411
		32,104,237
Diversified Financials – (16.30%)
Capital Markets – (4.49%)
Bank of New York Mellon Corp.	249,990	9,207,132
Charles Schwab Corp.	158,700	4,446,774
		13,653,906
Consumer Finance – (4.89%)
American Express Co.	192,029	11,790,581
Capital One Financial Corp.	44,840	3,107,860
		14,898,441

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.92%)
Berkshire Hathaway Inc., Class A *	67	$14,301,150
Moody's Corp.	20,800	2,008,448
Visa Inc., Class A	62,270	4,762,409
		21,072,007
		49,624,354
Insurance – (2.62%)
Multi-line Insurance – (1.19%)
Fairfax Financial Holdings Ltd. (Canada)	650	364,000
Loews Corp.	85,200	3,259,752
		3,623,752
Property & Casualty Insurance – (1.43%)
Chubb Ltd.	26,850	3,199,178
Markel Corp. *	1,290	1,150,125
		4,349,303
		7,973,055
	Total Financials	89,701,646
HEALTH CARE – (5.98%)
Health Care Equipment & Services – (5.31%)
Express Scripts Holding Co. *	67,990	4,670,233
Laboratory Corp. of America Holdings *	21,310	2,496,040
Quest Diagnostics Inc.	52,620	3,759,699
UnitedHealth Group Inc.	40,670	5,242,363
		16,168,335
Pharmaceuticals, Biotechnology & Life Sciences – (0.67%)
Valeant Pharmaceuticals International, Inc. (Canada)*	76,800	2,019,840
	Total Health Care	18,188,175
INDUSTRIALS – (5.37%)
Capital Goods – (4.23%)
Orascom Construction Ltd. (United Arab Emirates)*	14,625	86,434
PACCAR Inc.	37,410	2,045,953
United Technologies Corp.	107,270	10,737,727
		12,870,114
Commercial & Professional Services – (1.02%)
Tyco International PLC	84,360	3,096,855
Transportation – (0.12%)
Wesco Aircraft Holdings, Inc. *	25,330	364,499
	Total Industrial	16,331,468
INFORMATION TECHNOLOGY – (14.06%)
Semiconductors & Semiconductor Equipment – (3.07%)
Texas Instruments Inc.	162,520	9,331,899
Software & Services – (10.59%)
Alphabet, Inc., Class A *	11,530	8,796,237
Alphabet, Inc., Class C *	17,383	12,949,466
Facebook Inc., Class A *	32,270	3,682,007
Microsoft Corp.	58,120	3,209,967
Oracle Corp.	59,490	2,433,736

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2016 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
	SouFun Holdings Ltd., Class A, ADR (China)*	191,140	$1,144,929
			32,216,342
Technology Hardware & Equipment – (0.40%)
	HP Inc.	100,070	1,232,862
	Total Information Technology		42,781,103
MATERIALS – (8.53%)
	Ecolab Inc.	26,370	2,940,782
	LafargeHolcim Ltd. (Switzerland)*	158,806	7,459,516
	Monsanto Co.	101,750	8,927,545
	OCI N.V. (Netherlands)*	29,250	572,810
	Praxair, Inc.	52,840	6,047,538
	Total Materials		25,948,191
	TOTAL COMMON STOCK – (Identified cost $203,285,419)		281,984,905
PREFERRED STOCK – (0.93%)
INFORMATION TECHNOLOGY – (0.93%)
Software & Services – (0.93%)
	Didi Kuaidi Joint Co., Series A (China)*(a)	92,549	2,829,825
	TOTAL PREFERRED STOCK – (Identified cost $2,568,304)		2,829,825
SHORT-TERM INVESTMENTS – (6.37%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $5,318,059 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $5,424,360)	$5,318,000	5,318,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $3,435,031 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $3,503,700)	3,435,000	3,435,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $5,318,047 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.04%, 03/01/31-08/01/43, total market value $5,424,360)	5,318,000	5,318,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $5,318,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-10.00%, 06/20/17-04/01/46, total market value $5,424,360)	5,318,000	5,318,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $19,389,000)		19,389,000
	Total Investments – (99.96%) – (Identified cost $225,242,723) – (b)		304,203,730
	Other Assets Less Liabilities – (0.04%)		110,787
		Net Assets – (100.00%)	$304,314,517
ADR: American Depositary Receipt

*	Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2016 (Unaudited)

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $2,829,825 or 0.93% of the Fund's net assets as of March 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $226,649,575. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$101,754,086
	Unrealized depreciation	(24,199,931)
	Net unrealized appreciation	$77,554,155

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (98.28%)
FINANCIALS – (95.30%)
Banks – (25.65%)
Citizens Financial Group Inc.	84,050	$1,760,848
DBS Group Holdings Ltd. (Singapore)	110,000	1,255,184
ICICI Bank Ltd., ADR (India)	52,390	375,112
JPMorgan Chase & Co.	52,170	3,089,507
PNC Financial Services Group, Inc.	17,600	1,488,432
Standard Chartered PLC (United Kingdom)*	147,502	1,001,095
U.S. Bancorp	68,910	2,797,057
Wells Fargo & Co.	87,810	4,246,492
		16,013,727
Diversified Financials – (44.68%)
Capital Markets – (19.55%)
Bank of New York Mellon Corp.	85,390	3,144,914
Brookfield Asset Management Inc., Class A (Canada)	44,430	1,545,720
Charles Schwab Corp.	54,030	1,513,920
Goldman Sachs Group, Inc.	16,750	2,629,415
Julius Baer Group Ltd. (Switzerland)	41,484	1,781,799
State Street Corp.	27,140	1,588,233
		12,204,001
Consumer Finance – (9.44%)
American Express Co.	52,650	3,232,710
Capital One Financial Corp.	38,420	2,662,890
		5,895,600
Diversified Financial Services – (15.69%)
Berkshire Hathaway Inc., Class A *	16	3,415,200
Cielo S.A. (Brazil)	53,828	523,512
McGraw Hill Financial Inc.	12,670	1,254,077
Moody's Corp.	13,280	1,282,317
Visa Inc., Class A	43,430	3,321,526
		9,796,632
		27,896,233
Insurance – (24.97%)
Insurance Brokers – (3.28%)
Marsh & McLennan Cos, Inc.	33,720	2,049,839
Multi-line Insurance – (5.42%)
American International Group, Inc.	22,170	1,198,289
Loews Corp.	57,070	2,183,498
		3,381,787
Property & Casualty Insurance – (12.07%)
Chubb Ltd.	27,288	3,251,365
Markel Corp. *	4,805	4,283,994
		7,535,359
Reinsurance – (4.20%)
Everest Re Group, Ltd.	13,270	2,619,896
		15,586,881
	Total Financials	59,496,841

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2016 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.98%)
	Software & Services – (2.98%)
	Alphabet, Inc., Class A *	1,230	$938,367
	Alphabet, Inc., Class C *	1,235	920,013
		Total Information Technology	1,858,380
		TOTAL COMMON STOCK – (Identified cost $41,799,609)	61,355,221
SHORT-TERM INVESTMENTS – (1.70%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $291,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $296,820)	$291,000	291,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $189,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $192,780)	189,000	189,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $291,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.866%-4.55%, 11/01/44-11/20/65, total market value $296,820)	291,000	291,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $291,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 05/01/28-11/01/43, total market value $296,820)	291,000	291,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,062,000)	1,062,000
	Total Investments – (99.98%) – (Identified cost $42,861,609) – (a)		62,417,221
	Other Assets Less Liabilities – (0.02%)		12,046
		Net Assets – (100.00%)	$62,429,267

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $42,867,764. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$21,250,820
	Unrealized depreciation		(1,701,363)
		Net unrealized appreciation	$19,549,457

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (91.45%)
FINANCIALS – (90.12%)
Real Estate – (90.12%)
Real Estate Investment Trusts (REITs) – (85.27%)
Diversified REITs – (5.66%)
Cousins Properties, Inc.	60,600	$629,028
Forest City Realty Trust Inc., Class A	19,570	412,731
		1,041,759
Health Care REITs – (2.10%)
Welltower Inc.	5,570	386,224
Industrial REITs – (11.98%)
DCT Industrial Trust Inc.	9,060	357,598
EastGroup Properties, Inc.	10,970	662,259
First Industrial Realty Trust, Inc.	21,030	478,222
Rexford Industrial Realty, Inc.	2,150	39,044
Terreno Realty Corp.	28,520	668,794
		2,205,917
Office REITs – (9.61%)
Alexandria Real Estate Equities, Inc.	2,760	250,856
Boston Properties, Inc.	7,780	988,683
Highwoods Properties, Inc.	7,150	341,842
Vornado Realty Trust	1,980	186,971
		1,768,352
Residential REITs – (20.02%)
American Campus Communities, Inc.	12,470	587,212
American Homes 4 Rent, Class A	12,910	205,269
Apartment Investment & Management Co., Class A	5,470	228,755
AvalonBay Communities, Inc.	3,220	612,444
Camden Property Trust	3,650	306,928
Education Realty Trust, Inc.	9,166	381,306
Equity Residential	6,550	491,446
Essex Property Trust, Inc.	1,610	376,515
Post Properties, Inc.	8,290	495,245
		3,685,120
Retail REITs – (23.94%)
Acadia Realty Trust	23,510	825,906
Cedar Realty Trust Inc.	45,540	329,254
DDR Corp.	17,830	317,196
Federal Realty Investment Trust	1,670	260,604
Kite Realty Group Trust	23,079	639,519
Ramco-Gershenson Properties Trust	23,480	423,344
Retail Opportunity Investments Corp.	23,350	469,802
Simon Property Group, Inc.	5,500	1,142,295
		4,407,920
Specialized REITs – (11.96%)
CatchMark Timber Trust Inc., Class A	42,380	458,976
CorEnergy Infrastructure Trust, Inc.	5,720	115,029
Crown Castle International Corp.	4,080	352,920
CyrusOne Inc.	15,230	695,250
DuPont Fabros Technology Inc.	7,580	307,217

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2016 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
	Real Estate – (Continued)
	Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	Extra Space Storage Inc.	2,920	$272,903
			2,202,295
			15,697,587
	Real Estate Management & Development – (4.85%)
	Diversified Real Estate Activities – (4.85%)
	Alexander & Baldwin Inc.	24,370	893,892
		Total Financials	16,591,479
INFORMATION TECHNOLOGY – (1.33%)
	Software & Services – (1.33%)
	InterXion Holding N.V. (Netherlands)*	7,060	244,135
		Total Information Technology	244,135
	TOTAL COMMON STOCK – (Identified cost $14,564,878)		16,835,614
PREFERRED STOCK – (1.41%)
FINANCIALS – (1.41%)
	Real Estate – (1.41%)
	Real Estate Investment Trusts (REITs) – (1.41%)
	Specialized REITs – (1.41%)
	CorEnergy Infrastructure Trust, Inc., Series A, 7.375%, Cum. Pfd.	12,400	260,400
	TOTAL PREFERRED STOCK – (Identified cost $190,348)		260,400
SHORT-TERM INVESTMENTS – (5.84%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $295,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $300,900)	$295,000	295,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $190,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $193,800)	190,000	190,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $295,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.866%-4.55%, 11/01/44-11/20/65, total market value $300,900)	295,000	295,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $295,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.478%-7.00%, 03/01/21-03/01/46, total market value $300,900)	295,000	295,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,075,000)		1,075,000
	Total Investments – (98.70%) – (Identified cost $15,830,226) – (a)		18,171,014
	Other Assets Less Liabilities – (1.30%)		238,476
		Net Assets – (100.00%)	$18,409,490
*	Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2016 (Unaudited)

(a)	Aggregate cost for federal income tax purposes is $15,911,362. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,281,158
	Unrealized depreciation	(21,506)
	Net unrealized appreciation	$2,259,652

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2016 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2016 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2016 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$52,654,643	$–	$–
Consumer Staples	10,846,934	–	–
Energy	25,532,745	–	–
Financials	89,701,646	59,496,841	16,851,879
Health Care	18,188,175	–	–
Industrials	16,331,468	–	–
Information Technology	42,781,103	1,858,380	244,135
Materials	25,948,191	–	–
Total Level 1	281,984,905	61,355,221	17,096,014

Level 2 – Other Significant Observable Inputs:
Short-term securities	19,389,000	1,062,000	1,075,000
Total Level 2	19,389,000	1,062,000	1,075,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	2,829,825	–	–
Total Level 3	2,829,825	–	–
Total Investments	$304,203,730	$62,417,221	$18,171,014

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2016.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2016 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2016:

Davis Value Portfolio
Investment Securities:
Beginning balance	$2,548,659
Cost of purchases	49,473
Increase in unrealized appreciation	231,693
Ending balance	$2,829,825
Increase in unrealized appreciation during the period on Level 3 securities still held at March 31, 2016	$231,693

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	March 31, 2016	Technique	Input	Amount
Davis Value Portfolio	Preferred Stock	$2,829,825	Market Approach	Transaction Price	$30.5765

The significant unobservable input in the table above is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. An increase in this input would result in a higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 27, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 27, 2016